Share capital (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2019	Jan. 08, 2019
Equity, Class of Treasury Stock [Line Items]
Shares redeemed, value		$ 175,000
Buyback Program
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, number of shares authorized to be repurchased (in shares)				1,000,000.0
Shares redeemed, value	$ 5,300	$ 175,000	$ 141,600
Shares redeemed (in shares)	35,100	1,235,218
Buyback Program | Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized percentage		10.00%